Finance costs (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Finance Costs

	2016	2017	2018	2018
	NT$000	NT$000	NT$000	US$000
Interest expenses
Bank loans	157,254	208,486	170,476	5,569
Lease obligations payable	212	708	482	16
Less: Amounts capitalized in qualifying assets	(12,921)	(18,769)	(18,542)	(606)

	144,545	190,425	152,416	4,979
Finance expense	34,571	26,858	37,832	1,236

	179,116	217,283	190,248	6,215